Item 1. Schedule of Investments:
--------------------------------

Putnam Prime Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

12-31-04



Putnam Prime Money Market Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
December 31, 2004 (Unaudited)

Commercial paper (66.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Maturity date           Value
-----------------------------------------------------------------------------------------------------------
Domestic (44.8%)
-----------------------------------------------------------------------------------------------------------
    $30,000,000  American General Finance Corp. 2.365s                            3/14/2005     $29,858,100
      6,745,000  Amstel Funding Corp. 2.53s                                       4/25/2005       6,690,961
     10,000,000  Amstel Funding Corp. 2.41s                                       2/28/2005       9,961,172
     20,000,000  Amstel Funding Corp. 2.39s                                       3/7/2005       19,913,694
     27,475,000  Amstel Funding Corp. 2.1s                                        3/29/2005      27,334,358
     45,000,000  Amstel Funding Corp. 2.06s                                       2/22/2005      44,855,700
     11,196,000  Atlantic Asset Securitzation Corp. 2.49s                         3/28/2005      11,129,402
     20,119,000  Atlantic Asset Securitzation Corp. 2.35s                         2/22/2005      20,050,707
     35,149,000  Atlantic Asset Securitzation Corp. 2.34s                         2/9/2005       35,059,897
     20,000,000  Atlantic Asset Securitzation Corp. 2.34s                         1/10/2005      19,988,300
     11,415,000  Atlantic Asset Securitzation Corp. 2.25s                         1/13/2005      11,406,439
     13,236,000  Atlantic Asset Securitzation Corp. 2.01s                         1/11/2005      13,228,610
     30,000,000  Bank of America Corp. 2.42s                                      3/14/2005      29,854,800
     20,000,000  Bank of America Corp. 2.32s                                      2/8/2005       19,951,022
     37,000,000  Bank of America Corp. 2.18s                                      1/21/2005      36,955,189
     12,000,000  Bank of America Corp. 2.04s                                      2/4/2005       11,976,880
     20,072,000  Barton Capital, LLC 2.35s                                        1/13/2005      20,056,277
     30,000,000  CAFCO, LLC 2.43s                                                 3/4/2005       29,874,450
     22,000,000  CAFCO, LLC 2.31s                                                 2/11/2005      21,942,122
     20,000,000  CAFCO, LLC 2.24s                                                 2/4/2005       19,957,689
     30,000,000  CIT Group, Inc. 2.21s                                            1/19/2005      29,966,850
     42,000,000  Citibank Credit Card Issuance Trust
                 (Dakota) 2.41s                                                   2/24/2005      41,848,170
     31,000,000  Citibank Credit Card Issuance Trust
                 (Dakota) 2.31s                                                   2/3/2005       30,934,550
     28,000,000  Citibank Credit Card Issuance Trust
                 (Dakota) 2.25s                                                   2/2/2005       27,944,000
     20,000,000  Citigroup Global Markets Holdings, Inc.
                 2.36s                                                            2/18/2005      19,937,067
     25,000,000  Citigroup Global Markets Holdings, Inc.
                 2.35s                                                            3/2/2005       24,902,083
     26,000,000  Citigroup Global Markets Holdings, Inc.
                 2.06s                                                            1/25/2005      25,964,293
     16,000,000  CRC Funding, LLC 2.42s                                           3/9/2005       15,927,938
     17,000,000  CRC Funding, LLC 2.37s                                           2/14/2005      16,950,757
     27,000,000  CRC Funding, LLC 2.35s                                           2/23/2005      26,906,587
     25,000,000  CRC Funding, LLC 2.35s                                           1/28/2005      24,955,937
     25,000,000  CRC Funding, LLC 2.26s                                           2/4/2005       24,946,639
     28,000,000  CRC Funding, LLC 2.25s                                           1/19/2005      27,968,500
     10,000,000  CXC, LLC 2.42s                                                   3/7/2005        9,956,306
     20,000,000  General Electric Capital Corp. 2.24s                             2/15/2005      19,944,000
     14,750,000  General Electric Capital Corp. 2.03s                             3/16/2005      14,688,452
     20,000,000  General Electric Capital Corp. 2.02s                             3/21/2005      19,911,344
     27,000,000  General Electric Capital Services 2.46s                          3/23/2005      26,850,555
     30,000,000  General Electric Capital Services 2.19s                          2/10/2005      29,927,000
     25,000,000  Govco, Inc. 2.45s                                                3/17/2005      24,872,396
     11,000,000  Govco, Inc. 2.42s                                                2/24/2005      10,960,070
     23,000,000  Govco, Inc. 2.4s                                                 3/8/2005       22,898,800
     20,000,000  Govco, Inc. 2.36s                                                2/8/2005       19,950,178
     20,000,000  Govco, Inc. 2.335s                                               2/25/2005      19,928,653
     25,000,000  Govco, Inc. 2.26s                                                2/17/2005      24,926,236
      5,000,000  Govco, Inc. 2.01s                                                3/15/2005       4,979,621
     20,000,000  Govco, Inc. 2s                                                   1/12/2005      19,987,778
     25,000,000  International Lease Finance Corp. 2.36s                          2/10/2005      24,934,444
     10,000,000  International Lease Finance Corp. 2.34s                          2/15/2005       9,970,750
     30,000,000  International Lease Finance Corp. 2.255s                         1/24/2005      29,956,779
     19,355,000  Jupiter Securitization Corp. 2.35s                               2/28/2005      19,281,720
     20,000,000  Jupiter Securitization Corp. 2.35s                               2/4/2005       19,955,611
     23,000,000  Jupiter Securitization Corp. 2.06s                               1/25/2005      22,968,413
     35,000,000  Morgan Stanley Dean Witter & Co. 2.37s                           2/14/2005      34,898,617
     20,000,000  Morgan Stanley Dean Witter & Co. 2.25s                           1/24/2005      19,971,250
     16,000,000  NATC California, LLC (Chase Manhattan
                 Bank (Letter of credit (LOC)) 2.04s                              1/20/2005      15,982,773
     20,019,000  Old Line Funding Corp. 2.36s                                     1/6/2005       20,012,438
     20,000,000  Park Granada, LLC 2.4s                                           2/1/2005       19,958,667
     20,500,000  Park Granada, LLC 2.26s                                          2/7/2005       20,452,383
     25,000,000  Park Granada, LLC 2.23s                                          2/8/2005       24,941,153
     21,000,000  Park Granada, LLC 2.23s                                          2/4/2005       20,955,772
     30,000,000  Park Granada, LLC 2.2s                                           1/6/2005       29,990,833
      5,000,000  Park Granada, LLC 2.08s                                          2/18/2005       4,986,133
     22,000,000  Park Granada, LLC 2.08s                                          2/14/2005      21,944,071
     30,000,000  Ranger Funding Co., LLC 2.38s                                    2/16/2005      29,908,767
     23,094,000  Ranger Funding Co., LLC 2.26s                                    1/14/2005      23,075,153
      6,670,000  Ranger Funding Co., LLC 2.03s                                    3/21/2005       6,640,287
     27,000,000  Sheffield Receivables Corp. 2.18s                                1/13/2005      26,980,380
     49,500,000  Sheffield Receivables Corp. 144A FRN,
                 1.05s                                                            1/25/2005      49,499,673
     17,000,000  Thunder Bay Funding, Inc. 2.35s                                  2/3/2005       16,963,379
     27,000,000  Thunder Bay Funding, Inc. 2.03s                                  1/18/2005      26,974,118
     35,000,000  Yorktown Capital, LLC 2.35s                                      1/18/2005      34,961,160
                                                                                              -------------
                                                                                              1,625,145,253
Foreign (21.5%)
-----------------------------------------------------------------------------------------------------------
     31,000,000  Abbey National North America, LLC 2.35s
                 (United Kingdom)                                                 1/6/2005       30,989,882
     14,086,000  Atlantis One Funding Corp. 2.44s
                 (Netherlands)                                                    3/14/2005      14,017,260
     20,228,000  Atlantis One Funding Corp. 2.35s
                 (Netherlands)                                                    2/2/2005       20,185,746
     12,411,000  Atlantis One Funding Corp. 1.94s
                 (Netherlands)                                                    2/22/2005      12,376,222
     41,000,000  Atlantis One Funding Corp. 1.86s
                 (Netherlands)                                                    2/7/2005       40,908,055
     53,613,000  Banco Bradesco S.A.  (Calyon (LOC))
                 2.66s (France)                                                   6/10/2005      52,978,259
     40,000,000  BNP Paribas Finance, Inc. 2.369s
                 (France)                                                         1/3/2005       39,994,736
     16,000,000  CBA Delaware Finance 2.25s (Australia)                           2/17/2005      15,953,000
     11,550,000  COFCO Capital Corp. (Rabobank Nederland
                 (LOC)) 2.27s (Netherlands)                                       1/27/2005      11,531,064
     35,000,000  Credit Suisse First Boston (USA), Inc.
                 2.04s (Switzerland)                                              1/19/2005      34,964,300
     13,700,000  Credit Suisse First Boston (USA), Inc.
                 2s (Switzerland)                                                 1/12/2005      13,691,628
     31,000,000  Greenwich Capital Holdings, Inc. FRN,
                 2.07s (United Kingdom)                                           3/15/2005      31,000,000
     20,000,000  Greenwich Capital Holdings, Inc. FRN,
                 1.8s (United Kingdom)                                            4/8/2005       20,000,000
     20,000,000  ING America Insurance Holdings 2.46s
                 (Netherlands)                                                    4/7/2005       19,868,800
     35,000,000  ING America Insurance Holdings 2.44s
                 (Netherlands)                                                    3/16/2005      34,824,456
     15,000,000  ING America Insurance Holdings 2.29s
                 (Netherlands)                                                    1/19/2005      14,982,825
     23,000,000  Nordea North America, Inc. 2.08s
                 (Sweden)                                                         3/16/2005      22,901,662
     35,000,000  Spintab AB 2.42s (Sweden)                                        3/31/2005      34,790,603
     28,000,000  Spintab AB 2.28s (Sweden)                                        2/1/2005       27,945,027
     27,000,000  Toyota Motor Credit Corp. 2.27s (Japan)                          1/31/2005      26,948,925
     30,000,000  Toyota Motor Credit Corp. 2.21s (Japan)                          2/9/2005       29,928,175
     26,500,000  Tulip Funding Corp. 2.39s (Netherlands)                          1/28/2005      26,452,499
     26,000,000  Tulip Funding Corp. 2.34s (Netherlands)                          1/24/2005      25,961,130
     22,000,000  Tulip Funding Corp. 2.34s (Netherlands)                          1/11/2005      21,985,700
     35,000,000  Tulip Funding Corp. 2.27s (Netherlands)                          1/4/2005       34,993,379
     40,000,000  UBS Finance (Delaware), LLC 2.39s
                 (Switzerland)                                                    1/3/2005       39,994,739
     20,000,000  Westpac Capital Corp. 2.37s (Australia)                          3/22/2005      19,894,667
     30,000,000  Westpac Capital Corp. 2.36s (Australia)                          3/24/2005      29,838,733
     28,650,000  Westpac Capital Corp. 2.06s (Australia)                          2/7/2005       28,589,342
                                                                                              -------------
                                                                                                778,490,814
                                                                                              -------------
                 Total Commercial paper  (cost $2,403,636,067)                               $2,403,636,067

Certificates of deposit (17.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Maturity date           Value
-----------------------------------------------------------------------------------------------------------
Domestic (4.0%)
-----------------------------------------------------------------------------------------------------------
    $40,000,000  Chase Manhattan Bank (USA) FRN, Ser. CD,
                 2.38s                                                            5/11/2005     $40,000,000
     25,000,000  Citibank, N.A. Ser. CD, 2.4s                                     3/7/2005       25,000,000
      9,500,000  Citibank, N.A. Ser. CD, 2.295s                                   2/22/2005       9,500,000
     30,000,000  Wells Fargo & Co. 2.42s                                          1/7/2005       30,000,000
     40,000,000  Wells Fargo & Co. 2.37s                                          1/4/2005       40,000,000
                                                                                              -------------
                                                                                                144,500,000
Foreign (13.9%)
-----------------------------------------------------------------------------------------------------------
     50,000,000  Abbey National Treasury Services FRN,
                 Ser. YCD1, 2.298s (United Kingdom)                               5/26/2005      49,990,562
     22,000,000  Bank of Nova Scotia FRN, Ser. YCD,
                 2.448s (Canada)                                                  3/4/2005       22,002,288
     20,000,000  Barclays Bank PLC FRN, Ser. YCD1, 2.45s
                 (United Kingdom)                                                 3/24/2005      19,998,871
     21,000,000  Barclays Bank PLC Ser. ECD, 2.4s (United
                 Kingdom)                                                         2/17/2005      20,999,727
     30,000,000  Calyon North America, Inc. Ser. ECD,
                 2.12s (France)                                                   3/30/2005      29,996,319
     25,000,000  Canadian Imperial Bank of Commerce FRN,
                 Ser. YCD1, 2.368s (Canada)                                       4/29/2005      25,000,206
     25,000,000  Canadian Imperial Bank of Commerce FRN,
                 Ser. YCD, 2.36s (Canada)                                         6/8/2005       24,996,000
     50,000,000  Canadian Imperial Bank of Commerce FRN,
                 Ser. YCD1, 2.358s (Canada)                                       5/31/2005      49,994,273
     30,000,000  Credit Agricole SA FRN, Ser. YCD, 2.35s
                 (France)                                                         6/13/2005      29,991,876
     30,000,000  Credit Suisse Ser. YCD, 2.35s
                 (Switzerland)                                                    1/20/2005      30,000,000
     25,000,000  Den Danske Bank AG Ser. YCD, 2.2s
                 (Denmark)                                                        2/10/2005      25,000,000
     25,000,000  Fortis Bank N.Y. FRN, Ser. YCD, 2.301s
                 (Belgium)                                                        5/25/2005      24,995,668
     40,000,000  Lloyds TSB Bank PLC FRN, Ser. YCD,
                 2.202s (United Kingdom)                                          9/30/2005      39,975,800
     26,000,000  Royal Bank of Scotland PLC FRN, Ser.
                 YCD, 2.42s (United Kingdom)                                      6/20/2005      25,991,550
     20,000,000  Societe Generale FRN, Ser. YCD, 2.38s
                 (France)                                                         6/14/2005      19,997,304
      8,000,000  Societe Generale Ser. ECD, 2.53s
                 (France)                                                         4/18/2005       7,999,748
     24,800,000  Societe Generale Ser. ECD, 2.24s
                 (France)                                                         2/18/2005      24,793,979
     33,000,000  Societe Generale Ser. ECD, 2s (France)                           3/7/2005       33,000,000
                                                                                              -------------
                                                                                                504,724,171
                                                                                              -------------
                 Total Certificates of deposit (cost $649,224,171)                             $649,224,171

U.S. Government Agency Mortgage Obligations (6.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Maturity date           Value
-----------------------------------------------------------------------------------------------------------
    $24,100,000  Federal Home Loan Mortgage Corp. 1.98s                           3/8/2005      $24,012,517
     20,000,000  Federal Home Loan Mortgage Corp. 1.85s                           1/25/2005      19,975,333
     37,000,000  Federal National Mortgage Association
                 2.44s                                                            3/23/2005      36,796,454
     35,000,000  Federal National Mortgage Association
                 2.1s                                                             4/15/2005      34,787,667
     38,000,000  Federal National Mortgage Association
                 1.96s                                                            1/5/2005       37,991,682
     20,000,000  Federal National Mortgage Association
                 1.87s                                                            1/26/2005      19,974,028
     25,000,000  Federal National Mortgage Association
                 1.84s                                                            2/16/2005      24,941,222
     40,000,000  Federal National Mortgage Association
                 1.83s                                                            2/9/2005       39,920,700
                                                                                              -------------
                 Total U.S. Government Agency Mortgage Obligations (cost $238,399,603)         $238,399,603

U.S. Government Agency Obligations (0.8%) (a) (cost $24,980,525)
-----------------------------------------------------------------------------------------------------------
    Principal amount                                                         Maturity date            Value
-----------------------------------------------------------------------------------------------------------
    $25,000,000  Fannie Mae FRN 2.3s                                              9/6/2005      $24,980,525

Corporate Bonds and Notes (3.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Maturity date           Value
-----------------------------------------------------------------------------------------------------------
    $15,100,000  Bank of America Corp. sr. notes 1.249s                           8/26/2005     $15,128,523
     35,000,000  National City Bank FRN, Ser. BKNT, 2.45s                         6/23/2005     $34,994,992
     24,000,000  National City Bank FRN, Ser. BKNT, 2.36s                         1/19/2005      23,999,721
     20,000,000  Spintab AB sr. notes FRN Ser. EMTN,
                 2.119s (Sweden)                                                  3/31/2005      20,000,495
     22,000,000  U. S. Bank N.A. FRN, Ser. BKNT, 2.438s                           12/5/2005      22,008,026
                                                                                              -------------
                 Total Corporate bonds and notes (cost $116,131,757)                           $116,131,757

Promissory notes (2.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Maturity date           Value
-----------------------------------------------------------------------------------------------------------
    $28,000,000  Goldman Sachs Group, Inc. (The) 2.86s
                 (acquired 11/18/04, cost $28,000,000)
                 (RES)                                                            5/19/2005     $28,000,000
     15,000,000  Goldman Sachs Group, Inc. (The) 2.187s
                 (acquired 10/20/04, cost $15,000,000)
                 (RES)                                                            4/18/2005      15,000,000
     35,000,000  Goldman Sachs Group, Inc. (The) 1.85s
                 (acquired 7/20/04, cost $35,000,000)
                 (RES)                                                            1/20/2005      35,000,000
                                                                                              -------------
                 Total Promissory notes (cost $78,000,000)                                      $78,000,000

Short-term investments (3.2%) (a) (cost $114,656,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $114,656,000 Interest in $700,000,000 joint tri-party
                 repurchase agreement dated December 31,
                 2004 with Goldman Sachs & Co. due
                 January 3, 2005 with respect to various
                 U.S. Government obligations- maturity
                 value of $114,677,880 for an effective
                 yield of 2.29% (collateralized by Fannie
                 Mae with yields ranging from 5.00% to
                 7.00% and due dates ranging from January
                 1, 2009 to November 1, 2034, valued at
                 $714,000,000)                                                                 $114,656,000
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,625,028,123) (b)                                 $3,625,028,123
-----------------------------------------------------------------------------------------------------------


NOTES

  (a) Percentages indicated are based on net assets of $3,626,055,473.

  (b) The aggregate identified cost on a financial reporting and tax basis is the same.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2004 was $78,000,000 or 2.2% of net assets.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at December 31, 2004.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at December 31, 2004:
      (as a percentage of Market Value)

      Australia                2.6%
      Belgium                  0.7
      Canada                   3.4
      Denmark                  0.7
      France                   6.6
      Japan                    1.6
      Netherlands              7.7
      Sweden                   2.9
      Switzerland              3.3
      United Kingdom           6.6
      United States           63.9
      -----------------------------
      Total                  100.0%

      Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005